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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805

August 22, 2011

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

      Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-______)

Ladies and Gentlemen:

      On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a flexible purchase payment deferred variable annuity contract ("Venture Opportunity O-Series Variable Annuity Contract") to be issued by the Company.

      The prospectus in this initial registration statement (the "Venture Opportunity O-Series prospectus") is black-lined to show changes from the prospectus of the Venture Opportunity A-Series Variable Annuity contract of the Registrant (the "Venture Opportunity A-Series prospectus") filed on August 22, 2011 (File No. 333-176427; Accession No. 0000950123-11-079136).

      The major differences between the Venture Opportunity O-Series prospectus and the Venture Opportunity A-Series prospectus are: different initial purchase payment minimums; different charges, including different contingent deferred sales charge schedules and different standard compensation. The Statement of Additional Information is the same for both registration statements. Because disclosure in the respective prospective for the offering of the two contracts is otherwise substantially similar, we request selective review pursuant to Securities Act Release No. 6510 (February 15, 1984).

      A pre-effective amendment will be filed on or about October 31, 2011, to include required consents and exhibits, and to make certain other changes as permitted.

      Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or, in my absence, to Arnold R. Bergman, Chief Counsel -- Annuities at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel -- Annuities